Income Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Summary of Income taxes

		Period from
		incorporation on
	Year ended	June 23, 2020 to
	September 30, 2021	September 30, 2020
	(S)	($)

Net loss for the year before taxes	(15,006,235)	(140,631)
Canadian federal and provincial income tax rates	27%	27%
Income tax recovery based on Canadian federal and provincial income tax rates	(4,051,683)	(37,970)

Reconciling items:
Difference in foreign tax rates	5,852	-
Deferred tax asset not recognized	2,507,125	37,966
Stock-based compensation	750,911	-
Fair value change in warrant liability	408,070	-
Permanent differences and other	379,725	4
	-	-

Summary of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities were as follows:

	September 30
	2021	2020
	($)	($)

Deferred tax assets and (liabilities):
Non-capital losses	590,968	-
Marketable securities	3,587	-
Undeducted financing fees	114,064	-
Other deferred tax assets	192,302	-

Royalty assets	(41,762,451)	-
Mineral and royalty interests	(1,634,863)	-
Other deferred tax liabilities	(203,607)	-
Deferred income tax liabilities, net	(42,700,000)	-

Summary of Deductible Temporary Differences Not Recognized

At September 30, 2021 and 2020, deductible temporary differences for which no deferred tax assets are recognized are below:

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

11. Income Taxes (continued)

	September 30
	2021	2020
	($)	($)

Deductible temporary differences not recognized:
Non-capital losses	9,341,488	38,034
Marketable securities	759,068	-
Mineral and royalty interests	-	-
Other deferred tax assets	1,326	12
Deductible temporary differences not recognized	10,101,882	38,046